RISK MANAGEMENT - Credit Quality Analysis of the Group (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Collateral pledged (held)	$ (3,255,987)	$ (2,258,109)
Total
RISK MANAGEMENT
Maximum exposure	35,642,699	38,558,705
Collateral pledged (held)	(3,255,987)	(2,258,109)
Net exposure	32,386,712	36,300,596
Debt instruments
RISK MANAGEMENT
Maximum exposure	32,840,048	36,583,512
Collateral pledged (held)	(2,529,186)	(1,669,011)
Net exposure	$ 30,310,862	34,914,501
Percentage of financial instruments not in default	100.00%
Debt instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	$ 6,753,154	29,130,380
Debt instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	24,402,902	4,873,025
Debt instruments | High Risk
RISK MANAGEMENT
Maximum exposure	1,683,992	2,580,107
Equity
RISK MANAGEMENT
Maximum exposure	1,463,622	1,011,310
Collateral pledged (held)
Net exposure	1,463,622	1,011,310
Equity | Low Risk
RISK MANAGEMENT
Maximum exposure	415	363,198
Equity | Medium Risk
RISK MANAGEMENT
Maximum exposure	1,143,337	57,119
Equity | High Risk
RISK MANAGEMENT
Maximum exposure	15,026	677
Equity | Without Rating
RISK MANAGEMENT
Maximum exposure	304,844	590,316
Other financial instruments
RISK MANAGEMENT
Maximum exposure	30,285	34,385
Collateral pledged (held)
Net exposure	30,285	34,385
Other financial instruments | Low Risk
RISK MANAGEMENT
Maximum exposure	0	1,712
Other financial instruments | Medium Risk
RISK MANAGEMENT
Maximum exposure	19,014	16,479
Other financial instruments | High Risk
RISK MANAGEMENT
Maximum exposure	0	2,966
Other financial instruments | Without Rating
RISK MANAGEMENT
Maximum exposure	11,271	13,228
Derivatives
RISK MANAGEMENT
Maximum exposure	1,308,744	929,498
Collateral pledged (held)	(726,801)	(589,098)
Net exposure	$ 581,943	340,400
Percentage of financial instruments not in default	99.90%
Derivatives | Low Risk
RISK MANAGEMENT
Maximum exposure	$ 630,738	834,821
Derivatives | Medium Risk
RISK MANAGEMENT
Maximum exposure	659,717	1,154
Derivatives | High Risk
RISK MANAGEMENT
Maximum exposure	1,794	7,086
Derivatives | Without Rating
RISK MANAGEMENT
Maximum exposure	$ 16,495	$ 86,437